RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS	12 Months Ended
Dec. 31, 2017
RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS
RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS

5.RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS

In 2017, a net charge of $5.9 million was recorded relating to various cost reduction initiatives across the organization, the migration of subscribers from analog to digital services and developments in certain legal disputes (a net charge of $15.9 million and a net reversal of the charge of $129.7 million for the years ended respectively on December 31, 2016 and 2015).

In 2015, the net gain of $129.7 million included a gain of $138.4 million resulting from the Court of Appeal of Quebec ruling in favour of the Corporation which ordered Bell ExpressVu Limited Partnership (“Bell ExpressVu”), a subsidiary of Bell Canada, to pay to the Corporation $135.3 million, including interest, for negligence in failing to implement an appropriate security system to prevent piracy of the signals broadcast by its satellite television service between 1999 and 2005, thereby harming its competitors and broadcasters.